Accounts Receivable, Net	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Accounts Receivable, Net
4	ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2021	2022
	RMB	RMB	US$
Accounts receivable	131,363	152,868	22,164
Allowance for credit losses	(39,166)	(42,914)	(6,222)

	92,197	109,954	15,942

The movements in the allowances for doubtful accounts and credit losses were as follows:

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Balance at the beginning of the year	13,112	24,215	39,166	5,679
Adoption of ASC 326	—	11,358	—	—
Provision for credit losses	13,647	3,593	3,748	543
Write-offs	(2,544)	—	—	—

Balance at the end of the year	24,215	39,166	42,914	6,222